Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.Summary of Significant Accounting Policies

Basis of Presentation

These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

a.     Basis of Consolidation

These consolidated financial statements include the financial statements of Perpetua Resources and its wholly owned subsidiary companies:

Perpetua Resources Idaho, Inc.;

Idaho Gold Resource Company, LLC; and

Stibnite Gold Company (merged with Idaho Gold Resource Company, LLC in 2021 and liquidated).

All intercompany transactions, balances, income and expenses have been eliminated.

b.     Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to the deferred income tax asset valuations and share-based compensation. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between estimates and the actual results, future results of operations will be affected.

c.     Functional and Reporting Currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The functional and reporting currency of the Company and its subsidiaries is the U.S. Dollar (“USD” or “$”). All amounts in these consolidated financial statements are in USD, unless otherwise stated.

Transactions in currencies other than the entity’s functional currency are recorded at the exchange rate prevailing at the dates of the transactions. Monetary assets and liabilities are translated using the period end foreign exchange rate. Non-monetary assets and liabilities are translated using the historical rate. All gains and losses on translation of these foreign currency transactions are included in the Consolidated Statements of Operations.

d.     Cash and Cash Equivalents

For the purpose of the Consolidated Balance Sheets and Consolidated Statements of Cash Flows, the Company considers all highly liquid investments readily convertible to a known amount of cash with an original maturity of three months or less and subject to an insignificant risk of changes in value to be cash equivalents.

e.     Buildings and Equipment

Buildings and equipment are recorded at cost less depreciation and depletion and accumulated impairment losses, if any. We capitalize expenditures for improvements that significantly extend the useful life of an asset. We charge expenditures for maintenance and repairs to operations when incurred. When an asset is sold, we recognize a gain (loss) in the Consolidated Statements of Operations based upon the proceeds received on the sale less the net carrying value of the asset. The cost of self-constructed assets includes the cost of materials, direct labor and an appropriate portion of normal overhead. Portions of interest costs incurred on debt is capitalized as a part of the cost of constructing or acquiring certain qualifying assets.

The Company depreciates its assets, less their estimated residual values, as follows:

Category	Method	Useful life
Equipment and Vehicles	Straight-line	3 to 7 years
Building Leasehold Improvements	Straight-line	5 to 8 years

Buildings and equipment held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For purposes of evaluating the recoverability of buildings and equipment, the recoverability test is performed using undiscounted net cash flows related to the assets or asset group. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets or asset group.

f.     Mineral Properties and Interest

Perpetua Resources is in the development stage based on the Company’s Probable Mineral Reserves as set forth in the Technical Report Summary, dated as of December 31, 2021, and amended as of June 6, 2022 (the “TRS”). Mineral properties and interest acquisition costs, including indirectly related acquisition costs, are capitalized when incurred. Properties acquired under option agreements, whereby payments are made at the sole discretion of the Company, are capitalized as mineral properties and interest acquisition costs at such time as the payments are made. Exploration costs are expensed as incurred.

When it is determined that a mining deposit can be economically and legally extracted or produced based on established Proven and Probable Mineral Reserves under the United States Securities and Exchange Commission (“SEC”) S-K 1300, development costs related to such reserves and incurred after such determination will be considered for capitalization. The establishment of Proven and Probable Mineral Reserves is based on results of feasibility studies, which indicate whether a property is economically feasible. Upon commencement of commercial production, capitalized costs will be amortized over their estimated useful lives or units of production, whichever is a more reliable measure. Capitalized amounts relating to a property that is abandoned or otherwise considered uneconomic for the foreseeable future are written off.

We review and evaluate the net carrying value of mineral properties and interest for impairment upon the occurrence of events or changes in circumstances that indicate that the related carrying amounts may not be recoverable. This would include events and circumstances such as our inability to obtain all the necessary permits, changes in the legal status of our mineral properties, government actions, the results of exploration activities and technical evaluations and changes in economic conditions, including the price of commodities or input prices. Such evaluations compare estimated future net cash flows with our carrying costs and future obligations on an undiscounted basis.

If it is determined that the estimated future undiscounted cash flows are less than the carrying value of the property, an impairment loss will be recorded. Where estimates of future net cash flows are not determinable and where other conditions indicate the potential for impairment, management uses available market information and/or third-party valuation experts to assess if the carrying value can be recovered and to estimate fair value.

The recoverability of the carrying values of mineral properties and interest is dependent upon economic reserves being discovered or developed on the properties, permitting, financing, start-up, and commercial production from, or the sale/lease of, or other strategic transactions related to these properties. Development and/or start-up of a project will depend on, among other things, management’s ability to raise sufficient capital for these purposes.

g.     Leases

Upon inception, we determine if a contractual arrangement is, or contains, a lease. Right-of-use (“ROU”) assets and liabilities related to operating leases are separately reported in the Consolidated Balance Sheets. The Company currently has no finance leases.

ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the lease term. When the rate implicit to the lease cannot be readily determined, we utilize our incremental borrowing rate in determining the present value of the future lease payments. The incremental borrowing rate is derived from information available at the lease commencement date and represents the rate of interest that a lessee would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. Operating lease ROU assets and liabilities also include any cumulative prepaid or accrued rent when the lease payments are uneven throughout the lease term. The ROU assets and lease liabilities may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option.

Lease liabilities are increased by interest and reduced by payments each period, and the ROU asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the ROU asset result in straight-line rent expense over the lease term. Variable lease expenses are recorded when incurred.

h.     Share Based Compensation

The Company uses its common stock for various forms of share based compensation arrangements entered into with directors, officers, employees and consultants. Share based compensation arrangements are accounted for at fair value on the date of grant. For awards with graded vesting, the fair value of each tranche is measured separately and recognized over its respective vesting period. Total amount recognized as expense is adjusted to reflect the number of share options which ultimately vest. The Company recognizes forfeitures as they occur.

The fair value of stock options is determined using a Black-Scholes valuation model. Option pricing models require the input of subjective assumptions including the length of time employees will retain their vested stock options before exercising them, expected share price volatility, and interest rate. Changes in the input assumptions can materially affect the fair value estimate and the Company’s net loss.

The fair value of other share-based awards is based on the valuation of the common stock on the date of grant. The fair value of time-based awards that are ultimately expected to vest is recognized as an expense on a straight-line basis over the requisite service period. The fair value of performance-based awards is adjusted for the probability of achieving the performance conditions and is recognized on a straight line basis over the term of the award agreement.

i.     Reclamation and Remediation Costs and Asset Retirement Obligations

The Company is subject to various government laws and regulations relating to environmental disturbances caused by exploration, development and production activities. The estimated costs associated with environmental reclamation liabilities are accrued in the period in which the liability is incurred if it is reasonably estimable or known. Future reclamation and environmental-related expenditures are difficult to estimate in many circumstances due to the early-stage nature of Company’s operations, the uncertainties associated with defining the nature and extent of environmental disturbance, the application of laws and regulations by regulatory authorities and changes in reclamation or remediation technology. The Company periodically reviews accrued liabilities for such reclamation and remediation costs as evidence indicating that the liabilities have potentially changed becomes available. Changes in estimates are reflected in the Consolidated Statements of Operations in the period an estimate is revised.

The Company recognizes asset retirement obligations for statutory, contractual, or legal obligations associated with buildings and equipment and mineral interests and properties when those obligations result from the acquisition, construction, development or normal operation of the assets. The Company records a liability for the present value of estimated reclamation costs, and the related asset created with it, in the period in which the liability is incurred. The liability is accreted, and the asset is depreciated over the life of the related assets. Adjustments for changes resulting from the passage of time and changes to either the timing or amount of the original present value estimate underlying the obligation are made in the period incurred. Discount rates using a pre-tax rate that reflect the time value of money are used to calculate the net present value of such costs. The Company’s estimates of reclamation costs could change as a result of changes in regulatory requirements, discount rates and assumptions regarding the amount and timing of the future expenditures. The Company has no asset retirement obligations as of December 31, 2022 and 2021.

j.     Fair Value Measurements

The fair value of a financial instrument is the amount that could be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk, including the party’s own credit risk.

Fair value measurements do not include transaction costs. A fair value hierarchy is used to prioritize the quality and reliability of the information used to determine fair values. Categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fair value hierarchy is defined into the following three categories:

●	Level 1: Quoted market prices in active markets for identical assets or liabilities.
●	Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.
●	Level 3: Unobservable inputs that are not corroborated by market data.

k.     Convertible Debt

Upon the issuance of convertible debt, the Company evaluates embedded conversion features within convertible debt to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings.

The Company generally accounts for warrants issued in connection with debt and equity financings as a component of equity if they are freestanding and meet the conditions for equity classification. The equity component is treated as a discount on the liability component of the convertible debt, which is amortized over the term of the convertible debt using the effective interest rate method. Debt issuance costs related to the convertible debt are allocated to the liability and equity components of the convertible debt based on their relative values. Debt issuance costs allocated to the liability component are amortized over the life of the convertible debt as additional non-cash interest expense. Transaction costs allocated to equity are netted with the equity component of the convertible debt instrument in shareholders’ equity.

l.     Derivative Instruments

Derivative instruments are recognized as either assets or liabilities on the Consolidated Balance Sheets at fair value. The accounting for changes in the fair value of derivative instruments depends on their intended use and resulting hedge designations. Changes in the fair value of derivative instruments not designated as hedges are recorded in the Consolidated Statements of Operations as a component of other income (expense). The Company has no derivative instruments designated as hedges at December 31, 2022 and December 31, 2021.

The Company evaluates and accounts for embedded derivatives in its financial instruments based on three criteria that, if met, require bifurcation of embedded derivatives from their host instruments and accounting for them as free-standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not required to be re-measured at fair value and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. The result of this accounting treatment could be that the fair value of a financial instrument is classified as a derivative financial instrument and is shown at its fair value at each balance sheet date and recorded as an asset or liability with the change in fair value recorded in the Consolidated Statements of Operations as other income (expense).

The Company uses the Black-Scholes Option Pricing Model or other valuation models for valuation of the conversion option derivative associated with its convertible notes and warrant derivative. Valuation models require the input of subjective assumptions including expected share price volatility, interest rate and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company’s net loss.

m.     Income Taxes

Income taxes are accounted for under the liability method. Under this method deferred income tax liabilities or assets are recorded for expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of those assets and liabilities, as well as operating loss and tax credit carryforwards, using enacted tax rates in effect in the years in which the differences are expected to reverse. We provide for federal, state and foreign income taxes currently payable, if any. Federal, state and foreign tax benefits are recorded as a reduction of income taxes, when applicable.

A valuation allowance is recorded against deferred tax assets if management does not believe the Company is more likely than not that the asset will be recognized. We evaluate available positive and negative evidence available to determine the amount of valuation allowance required on our deferred tax assets.

We evaluate uncertain tax positions in a two-step process, whereby (i) it is determined whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (ii) for those tax positions that meet the more-likely-than-not recognition threshold, the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the related tax authority would be recognized.

n.     Loss Per Share

Basic loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similar to basic loss per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of share purchase options and warrants, if dilutive. The Company’s potential dilutive shares of common stock include outstanding share purchase options, restricted share units (RSUs), performance share units (PSUs), deferred share units (DSUs) and warrants. Potentially diluted shares as of December 31, 2022 and December 31, 2021 were as follows:

	December 31,	December 31,
	2022	2021
Share purchase options	1,945,650	2,497,150
Shares units	780,897	82,297
Warrants	200,000	200,000
Total	2,926,547	2,779,447

All potentially dilutive shares were excluded from the calculation of diluted loss per share as their impact would be anti-dilutive.

o.     Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents and the environmental reclamation bond. The fair values of these instruments approximate their carrying value given their short-term nature unless otherwise noted.

p.     Concentration of Credit Risk

The financial instrument which potentially subjects the Company to credit risk is cash and cash equivalents. The Corporation holds its cash with Canadian chartered banks and the risk of default is considered to be remote. As part of its cash management process, the Company regularly monitors the relative credit standing of these institutions.

q.     Reclassifications

Certain amounts in prior years have been reclassified to conform with the current period presentation.

r.     Grant income

From time to time, the Company may be awarded government grants. US GAAP does not have specific accounting standards covering government grants to business entities. The Company applies International Accounting Standards 20 (“IAS 20”), Accounting for Government Grants and Disclosure of Government Assistance by analogy when accounting for government grants. Under IAS 20, government grants are initially recognized when there is reasonable assurance the conditions of the grant will be met and the grant will be received. After initial recognition, government grants are recognized in earnings on a systematic basis in a manner that mirrors the manner in which the Company recognizes the underlying costs for which the grant is intended to compensate. A grant receivable is recognized if it compensates for expenses or losses already incurred. The Company has adopted the disclosure requirements of Accounting Standards Codification (“ASC”) 832 Government Assistance.

s.     Research and Development Costs

Research and development costs are recognized as operating expenses when incurred and are classified as exploration costs.

t.     Recently Issued Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update(“ASU”) No. 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40),” which simplifies the accounting for convertible instruments. The guidance removes certain accounting models which separate the embedded conversion features from the host contract for convertible instruments, requiring bifurcation only if the convertible debt feature qualifies as a derivative or for convertible debt issued at a substantial premium. The ASU removes certain settlement conditions required for equity contracts to qualify for the derivative scope exception, permitting more contracts to qualify for the exception. In addition, the guidance eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The ASU is effective for annual reporting periods beginning after December 15, 2023 for smaller reporting companies, including interim reporting periods within those annual periods, with early adoption permitted no earlier than the fiscal year beginning after December 15, 2021. The early adoption of this update on January 1, 2022 did not have a material impact on our consolidated financial statements.

From time to time, new accounting pronouncements are issued by the FASB that are adopted by the Company as of the specified effective date. Unless otherwise discussed, management believes that the impact of recently issued standards did not or will not have a material impact on the Company’s consolidated financial statements upon adoption.